Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table provides information regarding the relationship between executive compensation for our principal executive officers ("PEOs") and our other named executive officers ("non-PEO NEOs") and Company performance as required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K for the fiscal years ended June 30, 2024, 2023, 2022 and 2021.

							Value of initial fixed $100 investment based on:
Fiscal Year	Summary Compensation Table Total for PEO Williams (1)	Summary Compensation Table Total for PEO Beauchamp (1)	Compensation Actually Paid to PEO Williams(2)	Compensation Actually Paid to PEO Beauchamp(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Income ($ millions)	Recurring and Other Revenue ($ millions)
2024	$14,737,065	$11,137,431	$1,664,676	$(1,454,508)	$3,756,613	$1,189,384	$90.38	$135.77	$206.8	$1,281.7
2023	$21,672,572	$21,583,365	$16,000,336	$20,565,161	$5,495,940	$4,271,028	$126.49	$119.86	$140.8	$1,098.0
2022	$8,422,470	$15,292,725	$7,958,073	$11,093,807	$7,666,070	$3,705,009	$119.56	$99.81	$90.8	$847.7
2021	$—	$14,980,789	$—	$26,967,690	$4,745,488	$8,479,678	$130.78	$153.99	$70.8	$631.7

Named Executive Officers, Footnote	Mr. Beauchamp was a PEO for all fiscal years presented, and Mr. Williams was a PEO for fiscal 2024, 2023 and 2022.
Changed Peer Group, Footnote	155.42	126.30	96.62	134.85
Adjustment To PEO Compensation, Footnote	The reconciliation of the amount of PEO and Average Non-PEO Summary Compensation Table totals to Compensation Actually Paid ("CAP") is summarized in the following table:

	2024
	PEO Williams	PEO Beauchamp	Average Non - PEO NEOs
Summary Compensation Table Total	$14,737,065	$11,137,431	$3,756,613
Adjustments
Equity Awards	$(13,619,534)	$(10,214,535)	$(3,138,715)
Fair Value of Equity Awards
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year	$6,050,687	$4,537,925	$1,547,825
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year	$(6,808,046)	$(9,097,997)	$(1,306,528)
Change in Fair Value of Prior Year Equity Awards Vested in the Covered Year	$398,024	$1,502,761	$16,194
Fair Value on Vesting Date of Equity Awards Granted and Vested in the Covered Year	$906,480	$679,907	$313,995
Total Adjustments for Fair Value of Equity Awards	$(13,072,389)	$(12,591,939)	$(2,567,229)
Compensation Actually Paid	$1,664,676	$(1,454,508)	$1,189,384

Non-PEO NEO Average Total Compensation Amount	$ 3,756,613	$ 5,495,940	$ 7,666,070	$ 4,745,488
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,189,384	4,271,028	3,705,009	8,479,678
Adjustment to Non-PEO NEO Compensation Footnote	The reconciliation of the amount of PEO and Average Non-PEO Summary Compensation Table totals to Compensation Actually Paid ("CAP") is summarized in the following table:

	2024
	PEO Williams	PEO Beauchamp	Average Non - PEO NEOs
Summary Compensation Table Total	$14,737,065	$11,137,431	$3,756,613
Adjustments
Equity Awards	$(13,619,534)	$(10,214,535)	$(3,138,715)
Fair Value of Equity Awards
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year	$6,050,687	$4,537,925	$1,547,825
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year	$(6,808,046)	$(9,097,997)	$(1,306,528)
Change in Fair Value of Prior Year Equity Awards Vested in the Covered Year	$398,024	$1,502,761	$16,194
Fair Value on Vesting Date of Equity Awards Granted and Vested in the Covered Year	$906,480	$679,907	$313,995
Total Adjustments for Fair Value of Equity Awards	$(13,072,389)	$(12,591,939)	$(2,567,229)
Compensation Actually Paid	$1,664,676	$(1,454,508)	$1,189,384
	For the fiscal year ended June 30 2024, the non-PEO NEOs were Ryan Glenn, Rachit Lohani, Joshua Scutt, Andrew Cappotelli and Katherine Ross. For the fiscal year ended June 30 2023, the non-PEO NEOs were Ryan Glenn, Rachit Lohani, Joshua Scutt and Katherine Ross. For the fiscal year ended June 30, 2022, the non-PEO NEOs were Ryan Glenn, Michael Haske, Rachit Lohani and Mark Kinsey. For the fiscal year ended June 30, 2021, the non-PEO NEOs were Toby Williams, Michael Haske, Edward Gaty and Mark Kinsey.
Compensation Actually Paid vs. Total Shareholder Return
The following graph shows the relationship between compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO named executive officers to total shareholder return for both Paylocity and the S&P Software & Services Select Industry Index for the years ended June 30, 2021, 2022, 2023 and 2024:

Compensation Actually Paid vs. Net Income
The following graph shows the relationship between compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO named executive officers to net income for the years ended June 30, 2021, 2022, 2023 and 2024:

Compensation Actually Paid vs. Company Selected Measure
The following graph shows the relationship between compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO named executive officers to recurring and other revenue for the years ended June 30, 2021, 2022, 2023 and 2024:

Total Shareholder Return Vs Peer Group	The peer group used for calculating Peer Group Total Shareholder Return is the S&P Software & Services Select Industry Index as of June 30 of each year presented, assuming an initial fixed $100 investment on June 30, 2020. For the fiscal years ended June 30, 2022 and 2021, we used the S&P 1500 Application Software Index as our published industry or line-of-business index for purposes of the performance graph required under Item 201(e) of Regulation S-K. Commencing with our Form 10-K for the fiscal year ended June 30, 2023, for purposes of the performance graph required under Item 201(e) of Regulation S-K, we replaced the S&P 1500 Application Software Index with the S&P Software & Services Select Industry Index as our published industry or line-of-business index, as we believe the S&P Software & Services Select Industry Index represents a more appropriate peer group. Set forth below are comparisons of our cumulative TSR to the cumulative TSR of the S&P Software & Services Select Industry Index and the S&P 1500 Application Software Index as of June 30 of each year presented, assuming an initial fixed $100 investment on June 30, 2020.

Year	Company TSR	S&P Software & Services Select Industry Index TSR	S&P 1500 Application Software Index TSR
2024	$90.38	$135.77	$155.42
2023	$126.49	$119.86	$126.30
2022	$119.56	$99.81	$96.62
2021	$130.78	$153.99	$134.85

Tabular List, Table
The table below lists the financial performance measures we believe represent the most important financial performance measures used to link compensation actually paid to our named executive officers for the year ended June 30, 2024 to company performance.

Most Important Financial Performance Measures
Recurring and Other Revenue
Adjusted EBITDA*
Total Shareholder Return ("Company TSR")
Relative TSR Against the Russell 3000 Index
*    Adjusted EBITDA is a non-GAAP financial measure. For information on Adjusted EBITDA, as defined by the Company, please see "Appendix A: Non-GAAP Financial Measures".

Total Shareholder Return Amount	$ 90.38	126.49	119.56	130.78
Peer Group Total Shareholder Return Amount	135.77	119.86	99.81	153.99
Net Income (Loss)	$ 206,800,000	$ 140,800,000	$ 90,800,000	$ 70,800,000
Company Selected Measure Amount	1,281,700,000	1,098,000,000	847,700,000	631,700,000
Measure:: 1
Pay vs Performance Disclosure
Name	Recurring and Other Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA*
Non-GAAP Measure Description	* Adjusted EBITDA is a non-GAAP financial measure. For information on Adjusted EBITDA, as defined by the Company, please see "Appendix A: Non-GAAP Financial Measures".
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return ("Company TSR")
Non-GAAP Measure Description	The amounts reported in this column reflect the Company’s cumulative total shareholder return ("TSR") as of June 30 of each year presented, assuming an initial fixed $100 investment on June 30, 2020.
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR Against the Russell 3000 Index
Williams [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,737,065	$ 21,672,572	$ 8,422,470	$ 0
PEO Actually Paid Compensation Amount	$ 1,664,676	$ 16,000,336	$ 7,958,073	0
PEO Name	Mr. Williams	Mr. Williams	Mr. Williams
Williams [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,072,389)
Williams [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,619,534)
Williams [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,050,687
Williams [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,808,046)
Williams [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	906,480
Williams [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	398,024
Beauchamp [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	11,137,431	$ 21,583,365	$ 15,292,725	14,980,789
PEO Actually Paid Compensation Amount	$ (1,454,508)	$ 20,565,161	$ 11,093,807	$ 26,967,690
PEO Name	Mr. Beauchamp	Mr. Beauchamp	Mr. Beauchamp	Mr. Beauchamp
Beauchamp [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,591,939)
Beauchamp [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,214,535)
Beauchamp [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,537,925
Beauchamp [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,097,997)
Beauchamp [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	679,907
Beauchamp [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,502,761
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,567,229)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,138,715)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,547,825
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,306,528)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	313,995
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 16,194